Cash	12 Months Ended
Dec. 31, 2016
Cash and Cash Equivalents [Abstract]
Cash	NOTE 3. CASH Cash consisted of the following:
	As of December 31, 2016	As of December 31, 2015

Cash on hand	$3,038	$972
Cash in banks	1,877,387	454,229
Total cash	$1,880,425	$455,201